Income Taxes (Details) - Schedule of income tax provision (benefit) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current
Federal
State
Foreign
Total current
Deferred
Federal
State
Foreign
Total deferred
Total income tax provision (benefit)